SUBSEQUENT EVENTS	12 Months Ended
Nov. 30, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]

18. SUBSEQUENT EVENTS

On February 26, 2021, the Company signed a Letter of Intent (the "LOI") to acquire Tetra Drones Ltd. ("Tetra"), a company with which the Company has closely collaborated on sensor technology. Pursuant to the LOI, the Company will acquire Tetra for the sum of £350,000 GBP, payable on an installment basis. As a result of the acquisition, the Company will own all outstanding shares of Tetra and will assume Tetra's existing liabilities. The principal owner of Tetra will become part of the Company's management and shall be paid a monthly salary along with bonus shares or other equity instruments at the discretion of the board. All expenses related to the transaction will be paid by the Company. The Company is currently in the process of seeking counsel regarding attaining the necessary capital through equity issuance.

On January 29, 2021, the Company issued 3,180,000 Units at $0.20 per unit for proceeds of $636,000. Each unit is comprised of one common share and one full non-transferable common share purchase warrant, with each warrant entitling the holder to purchase one additional common share at a price of $0.25 for five years. The Company paid finders' fees in the amount of $10,480, issued 170,000 common shares, and issued 8% broker warrants in connection with some subscribers of the Offering.

On January 21, 2021, the Company granted 1,550,000 incentive stock options to directors, consultants, and employees with an exercise price of $0.75 per share for a period of five years from the date of grant.

Subsequent to November 30, 2020, the Company issued an aggregate of 350,000 common shares pursuant to the exercise of stock options at prices ranging from $0.50 to $0.60 per common share.

Subsequent to November 30, 2020, the Company issued an aggregate of 5,700,666 common shares pursuant to the exercise of warrants at prices ranging from $0.20 to $0.50 per common share.

On December 31, 2020, the Company issued 250,000 common shares for payment of consulting fees to a Director.